Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in component of other comprehensive income related to retirement plan and post-retirement benefit plan
The following table details the change in the components of other comprehensive (loss) income related to the retirement plan and the postretirement benefit plan, at December 31, 2016 and 2015, respectively:

(dollars in thousands)
	December 31, 2016
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(367)	(966)	(1,333)
Amortization of net actuarial (loss) gain	(184)	274	90
Amortization of prior service cost	-	(90)	(90)
Total	$(551)	(782)	(1,333)

	December 31, 2015
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(109)	(602)	(711)
Amortization of net actuarial gain (loss)	(210)	140	(70)
Amortization of prior service credit	-	(90)	(90)
Total	$(319)	(552)	(871)

Asset allocation of pension and postretirement benefit plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2016	2015	2016	2015
Debt Securities	31%	32	33	25
Equity Securities	64	60	62	60
Other	5	8	6	15
Total	100%	100	100	100

Fair value of plan assets by type of financial instrument and level hierarchy
The fair value of the plan assets at December 31, 2016 and 2015, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at December 31, 2016 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,027	2,027	-	-
Equity mutual funds	27,706	27,706	-	-
U.S. government sponsored enterprises	4,233	-	4,233	-
Corporate bonds	8,535	-	8,535	-
Fixed income mutual funds	599	599	-	-

Total Plan Assets	$43,100	30,332	12,768	-

Postretirement Benefits		Fair Value Measurements at December 31, 2016 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,172	1,172	-	-
Equity mutual funds	12,540	12,540	-	-
U.S. government sponsored enterprises	2,049	-	2,049	-
Corporate bonds	3,127	-	3,127	-
State and political subdivisions	1,450	-	1,450	-

Total Plan Assets	$20,338	13,712	6,626	-

Retirement Plan		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$3,182	3,182	-	-
Equity mutual funds	25,352	25,352	-	-
U.S. government sponsored enterprises	5,779	-	5,779	-
Corporate bonds	6,771	-	6,771	-
Fixed income mutual funds	593	593	-	-

Total Plan Assets	$41,677	29,127	12,550	-

Postretirement Benefits		Fair Value Measurements at December 31, 2015 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,832	2,832	-	-
Equity mutual funds	11,513	11,513	-	-
U.S. government sponsored enterprises	1,843	-	1,843	-
Corporate bonds	1,074	-	1,074	-
State and political subdivisions	1,976	-	1,976	-

Total Plan Assets	$19,238	14,345	4,893	-

Summary of the status of stock option plans
A summary of the status of TrustCo’s stock option awards as of December 31, 2016 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2016	2,324,971	$7.34
New options awarded - 2016	-	-
Expired options - 2016	-	-
Options forfeited-2016	-	-
Exercised options - 2016	(240,930)	5.32
Balance, December 31, 2016	2,084,041	$7.57	4.0 years

Exercisable Options

Balance, December 31, 2016	1,674,741	$7.80	3.1 years

Assumptions used to determine the fair value of options granted
The assumptions used to determine the fair value of options granted during 2015 and 2014 are detailed in the table below:

	2015		2014
	Employees' Plan		Employees' Plan
Expected dividend yield	4.09%		3.64%
Risk-free interest rate	1.74		1.74
Expected volatility rate	26.20		21.62
Expected lives	5.0	years	5.0	years

Restricted share units	Restricted share units
Outstanding Units

Balance, December 31, 2015	185,200
New awards granted	81,200
Forfeited awards	(1,600)
Awards settled	(49,750)
Balance, December 31, 2016	215,050

Performance share units	Performance share units
Outstanding Units

Balance, December 31, 2015	313,700
New awards granted	108,300
Awards settled	(65,000)
Balance, December 31, 2016	357,000

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2016 and 2015:

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2016	2015
Projected benefit obligation at beginning of year	$30,889	33,662
Service cost	61	60
Interest cost	1,371	1,329
Benefit payments and expected expenses	(1,782)	(1,676)
Net actuarial loss (gain)	191	(2,486)
Projected benefit obligation at end of year	$30,730	30,889

Change in plan assets and reconciliation of funded status
Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2016	2015
Fair Value of plan assets at beginning of year	$41,677	42,993
Actual gain on plan assets	3,187	360
Company contributions	-	-
Benefit payments and actual expenses	(1,764)	(1,676)
Fair value of plan assets at end of year	43,100	41,677

Funded status at end of year	$12,370	10,788

Amounts recognized in accumulated other comprehensive income	Amounts recognized in accumulated other comprehensive loss consist of the following as of:
	December 31,
	2016	2015
Net actuarial loss	$5,279	5,830

Components of net periodic pension income and other amounts recognized in other comprehensive income
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

(dollars in thousands)	For the years ended December 31,
	2016	2015	2014
Service cost	$61	60	58
Interest cost	1,371	1,329	1,374
Expected return on plan assets	(2,648)	(2,735)	(2,504)
Amortization of net loss	184	210	-
Net periodic pension credit	(1,032)	(1,136)	(1,072)
Amortization of net loss	(184)	(210)	-

Net actuarial (gain) / loss included in other comprehensive (loss) income	(367)	(109)	5,337

Total recognized in other comprehensive loss	(551)	(319)	5,337
Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	$(1,583)	(1,455)	4,265

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2017	$1,776
2018	1,802
2019	1,828
2020	1,862
2021	1,912
2022 - 2026	9,442

Assumptions used to determine benefit obligation and net periodic expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2016	2015	2014
Discount rate	4.41%	4.55	4.03

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2016	2015	2014
Discount rate	4.55%	4.03	5.08
Expected long-term rate of return on assets	6.50	6.50	6.50

Post-Retirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in projected/accumulated benefit obligation
The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2016 and 2015:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2016	2015
Accumulated benefit obligation at beginning of year	$5,434	6,455
Service cost	116	165
Interest cost	221	268
Plan amendments	-	-
Benefits paid	(70)	(85)
Net actuarial gain	(581)	(1,369)
Accumulated benefit obligation at end of year	$5,120	5,434

Change in plan assets and reconciliation of funded status
Change in Plan Assets and Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2016	2015
Fair value of plan assets at
beginning of year	$19,238	19,285
Actual gain on plan assets	1,104	(47)
Company contributions	66	85
Benefits paid	(70)	(85)
Fair value of plan assets at end of year	20,338	19,238

Funded status at end of year	$15,218	13,804

Amounts recognized in accumulated other comprehensive income
	December 31,
Amounts recognized in accumulated other comprehensive loss consist of the following as of:	2016	2015
Net actuarial gain	$(4,581)	(3,890)
Prior service credit	(1,547)	(1,457)
Total	$(6,128)	(5,347)

Components of net periodic pension income and other amounts recognized in other comprehensive income
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive (Loss) Income:

	For the years ended December 31,
(dollars in thousands)	2016	2015	2014
Service cost	$116	$165	100
Interest cost	221	268	217
Expected return on plan assets	(720)	(722)	(672)
Amortization of net actuarial gain	(274)	(140)	(297)
Amortization of prior service cost	90	90	199
Net periodic benefit credit	(567)	(339)	(453)

Net (gain) loss	(966)	(602)	1,219
Prior service cost	-	-	1,811
Amortization of prior service cost	(90)	(90)	(199)
Amortization of net gain	274	140	297
Total amount recognized in other comprehensive (loss) income	(782)	(552)	3,128

Total amount recognized in net periodic benefit cost and other comprehensive (loss) income	$(1,349)	$(891)	2,675

Estimated future benefit payments	The following benefit payments are expected to be paid:
(dollars in thousands)
Year	Postretirement Benefits

2017	$87
2018	98
2019	112
2020	117
2021	146
2022 - 2026	965

Assumptions used to determine benefit obligation and net periodic expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2016	2015	2014
Discount rate	4.41%	4.55	4.03

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2016	2015	2013
Discount rate	4.55%	4.03	5.08
Expected long-term rate of return on assets, net of tax	3.75	3.75	3.75